Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets
5.	Intangible assets

(in thousands of $)	Acquired R&D available for use	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2021	$—	$65,180	$3,543	$99,058	$167,781
Additions	—	5,000	—	—	5,000
Translation differences	—	—	(190)	—	(190)
On December 31, 2021	—	70,180	3,353	99,058	172,591
Additions	—	—	992	102,000	102,992
Disposals	—	—	(5)	—	(5)
Derecognition	—	—	—	(99,058)	(99,058)
On December 31, 2022	—	70,180	4,340	102,000	176,519
Additions	56,000	—	—	—	56,000
Derecognition	—	—	—	(102,000)	(102,000)
Reclassification	52,931	(52,931)	—	—	—
On December 31, 2023	$108,931	$17,249	$4,340	$—	$130,520

Amortization and impairment

On January 1, 2021	$—	$—	$(437)	$—	$(437)
Amortization			(470)	—	(470)
On December 31, 2021	—	—	(907)	—	(907)
Amortization	—	—	(711)	(99,058)	(99,768)
Derecognition	—	—	—	99,058	99,058
On December 31, 2022	—	—	(1,618)	—	(1,618)
Amortization	(3,392)	—	(282)	(102,000)	(105,674)
Derecognition	—	—	—	102,000	102,000
On December 31, 2023	$(3,392)	$—	$(1,900)	$—	$(5,292)

Carrying Amount

On December 31, 2021	$—	$70,180	$2,446	$99,058	$171,684
On December 31, 2022	—	70,180	2,722	102,000	174,901
On December 31, 2023	$105,539	$17,249	$2,440	$—	$125,228

Acquired In-Process R&D is mainly related to the in-licensing of the ENHANZE® drug delivery technology from Halozyme. In line with its accounting policies, the Company has capitalized the upfront payment upon commencement of the in-license agreement in 2019 and the development milestone payments when the respective milestone has been achieved. In June 2023, the Company obtained the FDA approval for VYVGART Hytrulo, which is a subcutaneous product combination of efgartigimod alfa and Halozyme’s ENHANZE® drug delivery technology. Upon this regulatory approval, the $52.9 million has moved from “Acquired In-Process R&D” to “Acquired R&D available for use”.

Further, the additions to “Acquired R&D available for use” are related to regulatory and sales-based milestones triggered during 2023 related to the in-licensing of the ENHANZE® drug delivery technology from Halozyme. In line with its accounting policies, the Company has capitalized the regulatory and sales-based milestone payments when the respective milestones have been achieved. The “Acquired R&D available for use” are amortized under “Cost of sales” on a straight-line basis over their useful life, being the longer of the patent protection life of the Acquired R&D available for use and patent protection life of the combined product, which is 2036 for VYVGART Hytrulo.

The Company performs an annual impairment review on the intangible assets. This review did not result in the recognition of an impairment charge for the years ended December 31, 2023, 2022 and 2021.

In the fourth quarter of 2023, the Company utilized the PRV submitted with the sBLA filing for VYVGART Hytrulo for the treatment of CIDP, which resulted in amortization of $102.0 million of intangible asset which is recognized under “Research and development expenses” within the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) and subsequent derecognition of $102.0 million of intangibles included under “other intangibles” on the consolidated statements of financial position.

As of December 31, 2023, there are no material commitments to acquire intangible assets, except as set forth in note 29. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.